Note 22. Employee Benefits (Detail) - Basis For the Fair Valuation of Defined Benefit Pension Plans Assets: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012
Defined Benefit Pension Plans Assets	$ 261,240
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Pension Plans Assets	25
Cash and Cash Equivalents [Member]
Defined Benefit Pension Plans Assets	25
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Pension Plans Assets	156,024
Debt Securities [Member]
Defined Benefit Pension Plans Assets	156,024
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Pension Plans Assets	105,191
Equity Securities [Member]
Defined Benefit Pension Plans Assets	105,191
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Pension Plans Assets	25
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Pension Plans Assets	$ 261,215